Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	35 Months Ended	39 Months Ended	52 Months Ended	60 Months Ended	82 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000203273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class A Shares)
Average Annual Return, Percent	2.40%					9.85%	7.44%
C000203274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class C Shares)
Average Annual Return, Percent	6.55%					10.51%	7.75%
C000203275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class I Shares)
Average Annual Return, Percent	8.35%					11.33%	8.55%
C000203276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class R5 Shares)
Average Annual Return, Percent	8.42%					11.48%	8.70%
C000203277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class R6 Shares)
Average Annual Return, Percent	8.62%					11.61%	8.81%
C000225320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class A Shares)
Average Annual Return, Percent	2.27%				6.02%
C000225317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class C Shares)
Average Annual Return, Percent	6.44%				6.82%
C000225318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class I Shares)
Average Annual Return, Percent	8.20%				7.61%
C000225319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class R5 Shares)
Average Annual Return, Percent	8.40%				7.77%
C000225316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class R6 Shares)
Average Annual Return, Percent	8.52%				7.89%
C000225322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class A Shares)
Average Annual Return, Percent	2.18%				5.89%
C000225323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class C Shares)
Average Annual Return, Percent	6.24%				6.68%
C000225324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class I Shares)
Average Annual Return, Percent	8.09%				7.48%
C000225325 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class R5 Shares)
Average Annual Return, Percent	8.24%				7.64%
C000225321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class R6 Shares)
Average Annual Return, Percent	8.34%				7.75%
C000234321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class A Shares)
Average Annual Return, Percent	4.71%			3.05%
C000237453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class C Shares)
Average Annual Return, Percent	7.28%		3.71%
C000234322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class I Shares)
Average Annual Return, Percent	8.96%			4.49%
C000234320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class R6 Shares)
Average Annual Return, Percent	9.13%			4.58%
C000238569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class A Shares)
Average Annual Return, Percent	7.61%	15.30%
C000238564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class C Shares)
Average Annual Return, Percent	11.03%	16.66%
C000238565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class I Shares)
Average Annual Return, Percent	12.86%	17.54%
C000238566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)
Average Annual Return, Percent	12.32%	16.96%
C000238567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)
Average Annual Return, Percent	12.57%	17.24%
C000238568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)
Average Annual Return, Percent	12.87%	17.53%
C000238570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)
Average Annual Return, Percent	13.01%	17.71%
C000238563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)
Average Annual Return, Percent	13.12%	17.81%
C000238571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)
Average Annual Return, Percent	13.83%	17.16%
C000238572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)
Average Annual Return, Percent	13.20%	16.57%
C000238573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)
Average Annual Return, Percent	13.48%	16.87%
C000238574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)
Average Annual Return, Percent	13.82%	17.16%
C000238575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)
Average Annual Return, Percent	13.98%	17.34%
C000238576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)
Average Annual Return, Percent	14.12%	17.46%
Without Sales Load [Member] | C000203273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.08%					11.04%	8.29%
Without Sales Load [Member] | C000203274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	7.55%					10.51%	7.75%
Without Sales Load [Member] | C000225320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	7.93%				7.34%
Without Sales Load [Member] | C000225317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	7.44%				6.82%
Without Sales Load [Member] | C000225322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	7.83%				7.21%
Without Sales Load [Member] | C000225323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	7.24%				6.68%
Without Sales Load [Member] | C000234321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.81%			4.27%
Without Sales Load [Member] | C000237453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.28%		3.71%
Without Sales Load [Member] | C000238569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.66%	17.32%
Without Sales Load [Member] | C000238564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.03%	16.66%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%				13.07%	16.64%	13.62%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.68%				3.13%	2.77%	2.55%
Standard And Poors 500 S000070948 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%
Standard And Poors 500 S000070949 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%		0.85%	0.85%
S And P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	14.56%	17.94%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Average Annual Return, Percent	16.26%	20.57%
JPMorgan SmartRetirement 2065 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2065 Composite Benchmark
Average Annual Return, Percent	14.56%	17.94%
ICE BofA US All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Average Annual Return, Percent	6.87%		3.46%	3.46%
Preferred and Income Securities Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred and Income Securities Composite Benchmark
Average Annual Return, Percent	8.01%		3.56%	3.56%
JPMorgan SmartRetirement Blend 2065 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2065 Composite Benchmark
Average Annual Return, Percent	14.47%	18.27%